Restructuring and Other Costs, Net (Tables)	12 Months Ended
Sep. 30, 2012
Restructuring and Other Costs, Net [Abstract]
Schedule of restructuring and other costs, net
The following table presents a summary of restructuring and other charges, net, related to active restructuring and other initiatives that we incurred during the fiscal year, the cumulative recorded amount since we announced the initiative, and the total we expect to incur (in millions):

Summary of Restructuring and Other Costs, Net

Segment	Period	Net Property, Plant and Equipment (1)	Severance and Other Employee Related Costs	Equipment and Inventory Relocation Costs	Facility Carrying Costs	Other Costs	Total
Corrugated Packaging(a)	Fiscal 2012	$16.6	$10.5	$3.5	$5.6	$4.7	$40.9
	Fiscal 2011	16.7	7.8	1.2	1.1	0.7	27.5
	Fiscal 2010	0.6	0.6	—	—	0.1	1.3
	Cumulative	33.9	18.9	4.7	6.7	5.5	69.7
	Expected Total	33.9	18.9	7.5	10.8	5.5	76.6
Consumer Packaging(b)	Fiscal 2012	(3.4)	0.2	0.6	0.2	—	(2.4)
	Fiscal 2011	1.0	2.3	0.9	0.7	0.2	5.1
	Fiscal 2010	3.7	1.1	0.2	0.1	0.7	5.8
	Cumulative	1.3	3.6	1.7	1.0	1.0	8.6
	Expected Total	1.3	3.6	1.7	1.6	1.0	9.2
Recycling(c)	Fiscal 2012	1.6	0.3	—	0.1	0.3	2.3
	Fiscal 2011	—	—	—	0.1	—	0.1
	Fiscal 2010	—	—	—	0.1	—	0.1
	Cumulative	1.6	0.3	—	0.4	0.4	2.7
	Expected Total	1.6	0.3	0.2	0.5	0.4	3.0
Other(d)	Fiscal 2012	—	—	—	—	34.4	34.4
	Fiscal 2011	—	—	—	—	60.6	60.6
	Fiscal 2010	—	—	—	—	0.2	0.2
	Cumulative	—	—	—	—	95.2	95.2
	Expected Total	—	—	—	—	95.2	95.2
Total	Fiscal 2012	$14.8	$11.0	$4.1	$5.9	$39.4	$75.2
	Fiscal 2011	$17.7	$10.1	$2.1	$1.9	$61.5	$93.3
	Fiscal 2010	$4.3	$1.7	$0.2	$0.2	$1.0	$7.4
	Cumulative	$36.8	$22.8	$6.4	$8.1	$102.1	$176.2
	Expected Total	$36.8	$22.8	$9.4	$12.9	$102.1	$184.0

(1)
“Net property, plant and equipment” as used in this Note 7 is the sum of property, plant and equipment impairment losses, subsequent adjustments to fair value for assets classified as held for sale, and subsequent (gains) or losses on sales of property, plant and equipment and related parts and supplies and accelerated depreciation on such assets.

When we close a facility, if necessary, we recognize an impairment charge primarily to reduce the carrying value of equipment or other property to their estimated fair value less cost to sell, and record charges for severance and other employee related costs. Any subsequent change in fair value, less cost to sell, prior to disposition is recognized as identified; however, no gain is recognized in excess of the cumulative loss previously recorded. At the time of each announced closure, we generally expect to record future charges for equipment relocation, facility carrying costs, costs to terminate a lease or contract before the end of its term and other employee related costs. Expected future charges are reflected in the table above in the “Expected Total” lines until incurred. Although specific circumstances vary, our strategy has generally been to consolidate our sales and operations into large well-equipped plants that operate at high utilization rates and take advantage of available capacity created by operational excellence initiatives. Therefore, we transfer a substantial portion of each plant’s assets and production to our other plants. We believe these actions have allowed us to more effectively manage our business.

(a)
The Corrugated Packaging segment current year charges primarily reflect the closure of our Matane, Quebec containerboard mill, a machine taken out of operation at our Hodge, LA containerboard mill and seven corrugated container plants, all acquired in the Smurfit-Stone Acquisition (each initially recorded and five closed in fiscal 2012) and charges associated primarily with on-going closure costs at certain of six other corrugated container plants acquired in the Smurfit-Stone Acquisition (each initially recorded in fiscal 2011, five of the six were closed in fiscal 2011 and one closed in fiscal 2012) and our legacy Hauppauge, NY sheet plant (initially recorded in fiscal 2010 and closed in fiscal 2011), net of a gain on sale in fiscal 2012 primarily for our Santa Fe Springs, CA corrugated converting facility. The current year expenses in the “Other Costs” column primarily represent repayment of energy credits and site environmental closure activities at the Matane mill. The cumulative charges are primarily for the facilities mentioned above and fiscal 2011 charges related to kraft paper assets at our Hodge containerboard mill we acquired in the Smurfit-Stone Acquisition. We have transferred a substantial portion of each closed facility's production to our other facilities.

(b)
The Consumer Packaging segment current year activity primarily reflects the gain on sale of our Columbus, IN laminated paperboard converting operation and Milwaukee, WI folding carton facility (initially recorded and closed in fiscal 2011) and on-going closure costs associated with previously closed facilities. The cumulative charges primarily reflect the actions mentioned above as well as closure costs at certain of four interior packaging plants (three initially recorded and closed in fiscal 2011 and one initially recorded and closed in fiscal 2010), our Columbus laminated paperboard converting operation and our Macon, GA drum manufacturing operation (each initially recorded and closed in fiscal 2010) and our Drums, PA interior packaging plant (initially recorded and closed in fiscal 2010).

(c)
The Recycling segment current year charges primarily reflect the closure of six collection facilities (each initially recorded and three closed in fiscal 2012) and the cumulative charges reflect the preceding actions as well as carrying costs for two collections facilities shutdown in a prior year.

(d)
The expenses in the “Other Costs” column primarily reflect costs incurred primarily as a result of our Smurfit-Stone Acquisition, including merger integration expenses. The pre-tax charges are summarized below (in millions):

	Acquisition Expenses	Integration Expenses	Other Expenses	Total
Fiscal 2012	$2.9	$32.1	$(0.6)	$34.4
Fiscal 2011	20.2	40.4	—	60.6

Acquisition expenses include expenses associated with the Smurfit-Stone Acquisition and other acquisitions, whether consummated or not. Acquisition expenses primarily consist of advisory, legal, accounting, valuation and other professional or consulting fees. Integration expenses reflect primarily severance and other employee costs, professional services including work being performed to facilitate the Smurfit-Stone integration including information systems integration costs, lease expense and other costs. Due to the complexity and duration of the integration activities the precise amount expected to be incurred has not been quantified above. We expect integration activities to continue into fiscal 2013.

Schedule of Restructuring and Other Costs Reserve By Type of Cost Text Block [Table Text Block]
The following table represents a summary of and the changes in the restructuring accrual, which is primarily composed of lease commitments, accrued severance and other employee costs, and a reconciliation of the restructuring accrual to the line item “Restructuring and other costs, net” on our consolidated statements of income for fiscal 2012, 2011, and 2010 (in millions):

	2012	2011	2010
Accrual at beginning of fiscal year	$26.7	$1.4	$1.1
Accruals acquired in Smurfit-Stone Acquisition	—	9.2	—
Additional accruals	26.9	30.8	1.9
Payments	(28.0)	(14.4)	(1.6)
Adjustment to accruals	(2.9)	(0.3)	—
Accrual at September 30,	$22.7	$26.7	$1.4

Reconciliation of accruals and charges to restructuring and other costs, net:
	2012	2011	2010
Additional accruals and adjustments to accruals (see table above)	$24.0	$30.5	$1.9
Acquisition expenses	2.9	20.2	—
Integration expenses	23.0	20.2	—
Net property, plant and equipment	14.8	17.7	4.3
Severance and other employee costs	0.6	0.3	0.2
Equipment relocation	4.1	2.1	0.2
Facility carrying costs	5.9	1.9	0.2
Other	(0.1)	0.4	0.6
Total restructuring and other costs, net	$75.2	$93.3	$7.4

Schedule of Restructuring Costs Included in Other Expenses [Table Text Block]
The expenses in the “Other Costs” column primarily reflect costs incurred primarily as a result of our Smurfit-Stone Acquisition, including merger integration expenses. The pre-tax charges are summarized below (in millions):

	Acquisition Expenses	Integration Expenses	Other Expenses	Total
Fiscal 2012	$2.9	$32.1	$(0.6)	$34.4
Fiscal 2011	20.2	40.4	—	60.6